Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net income	$ 4,650	$ 5,205	$ 1,528
Loss (income) from discontinued operations, net of tax	80	(4,860)	(438)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	893	915	961
Impairment of goodwill	0	311	0
Changes in fair values of investments	(123)	(99)	(5)
Pension and other employee benefits		50
Pension and other employee benefits	(216)		(102)
Deferred taxes	(289)	(280)	(83)
Losses from extinguishment of debt	0	162	0
Loss (income) from equity-accounted companies	100	66	(8)
Net loss (gain) from derivatives and foreign exchange	49	(2)	1
Net gain from sale of property, plant and equipment	(38)	(37)	(51)
Net loss (gain) from sale of businesses	(2,193)	2	(55)
Fair value adjustment on assets and liabilities held for sale	0	33	421
Other	117	57	102
Changes in operating assets and liabilities:
Trade receivables, net	(142)	(100)	(202)
Contract assets and liabilities	29	186	128
Inventories, net	(771)	196	(182)
Accounts payable, trade	659	(13)	130
Accrued liabilities	454	(92)	(76)
Provisions, net	(48)	243	(36)
Income taxes payable and receivable	117	(76)	(3)
Other assets and liabilities, net	10	8	(131)
Net cash provided by operating activities - continuing operations	3,338	1,875	1,899
Net cash provided by (used in) operating activities - discontinued operations	(8)	(182)	426
Net cash provided by operating activities	3,330	1,693	2,325
Investing activities:
Purchases of investments	(1,528)	(5,933)	(748)
Purchases of property, plant and equipment and intangible assets	(820)	(694)	(762)
Acquisition of businesses (net of cash acquired) and increases in cost- and equity-accounted companies	(241)	(121)	(22)
Proceeds from sale of investments	2,272	4,341	749
Proceeds from maturity of investments	81	11	80
Proceeds from sales of property, plant and equipment	93	114	82
Proceeds from sales of businesses (net of transaction costs and cash disposed) and cost- and equity-accounted companies	2,958	(136)	69
Net cash from settlement of foreign currency derivatives	(121)	138	(76)
Other investing activities	(23)	8	(23)
Net cash provided by (used in) investing activities - continuing operations	2,671	(2,272)	(651)
Net cash provided by (used in) investing activities - discontinued operations	(364)	9,032	(164)
Net cash provided by (used in) investing activities	2,307	6,760	(815)
Financing activities:
Net changes in debt with maturities of 90 days or less	(83)	(587)	164
Increase in debt	1,400	343	2,406
Repayment of debt	(1,538)	(3,459)	(2,156)
Delivery of shares	826	412	10
Purchase of treasury stock	(3,708)	(3,048)	0
Dividends paid	(1,726)	(1,736)	(1,675)
Dividends paid to noncontrolling shareholders	(98)	(82)	(90)
Other financing activities	(41)	(49)	13
Net cash used in financing activities - continuing operations	(4,968)	(8,206)	(1,328)
Net cash provided by (used in) financing activities - discontinued operations	0	31	(55)
Net cash used in financing activities	(4,968)	(8,175)	(1,383)
Effects of exchange rate changes on cash and equivalents and restricted cash	(81)	79	(28)
Net change in cash and equivalents and restricted cash	588	357	99
Cash and equivalents and restricted cash, beginning of period	3,901	3,544	3,445
Cash and equivalents and restricted cash, end of period	4,489	3,901	3,544
Supplementary disclosure of cash flow information:
Interest paid	132	189	284
Income taxes paid	$ 1,292	$ 905	$ 1,005